Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 12,512	$ 13,169	$ 14,971	$ 17,477	$ 19,668
Provision for credit losses	3,770	2,442	1,395	2,309	7,217
Interest income on certain impaired loans	(205)	(198)	(211)	(264)	(315)
Loan charge-offs	(5,247)	(4,454)	(4,724)	(6,410)	(10,973)
Loan recoveries	1,727	1,562	1,779	1,901	1,939
Net loan charge-offs	(3,520)	(2,892)	(2,945)	(4,509)	(9,034)
Allowance related to business combinations/other	(17)	(9)	(41)	(42)	(59)
Allowance for credit losses, ending balance	12,540	12,512	13,169	14,971	17,477
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,872	6,377
Provision for credit losses	1,644	908
Interest income on certain impaired loans	(45)	(17)
Loan charge-offs	(1,488)	(811)	(717)	(991)	(2,001)
Loan recoveries	428	424	673	776	779
Net loan charge-offs	(1,060)	(387)
Allowance related to business combinations/other	(17)	(9)
Allowance for credit losses, ending balance	7,394	6,872	6,377
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,640	6,792
Provision for credit losses	2,126	1,534
Interest income on certain impaired loans	(160)	(181)
Loan charge-offs	(3,759)	(3,643)	(4,007)	(5,419)	(8,972)
Loan recoveries	1,299	1,138	1,106	$ 1,125	$ 1,160
Net loan charge-offs	(2,460)	(2,505)
Allowance related to business combinations/other	0	0
Allowance for credit losses, ending balance	$ 5,146	$ 5,640	$ 6,792